Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2015
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
18.      Revenues and Cost of Revenues:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	For the Year Ended December 31,
	2015	2014	2013

Sales of marine petroleum products	4,155,502	$6,590,998	$6,282,466
Voyage revenues	28,780	30,410	25,049
Other revenues	47,372	40,393	27,214
Total Revenues	4,231,654	6,661,801	6,334,729

Cost of marine petroleum products	3,853,450	6,286,453	6,025,742
Cost of voyage revenues	14,827	14,729	16,202
Cost of other revenues	31,548	23,525	6,793
Total Cost of Revenues	3,899,825	$6,324,707	$6,048,737

Included in the cost of revenues is depreciation of $4,780, $2,424 and $2,024 for the years ended December 31, 2015, 2014 and 2013, respectively.